Share-based compensation (Tables)	12 Months Ended
Jun. 30, 2025
Exascale Labs Inc. [Member]
Schedule of share-based compensation expenses

	For the years ended June 30,
	2024	2025
Selling and marketing expenses	$-	$153,266
General and administrative expenses	21,104	-
Total	$21,104	$153,266